Interest Expense, Net - Summary of Interest Expense Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Interest expense:
Bank charges and other	₨ 871	$ 11.6	₨ 485	₨ 750
Interest Expense	8,526	113.1	5,954	5,844
Interest income:
Term and fixed deposits	564	7.5	932	509
Investments in held-to-maturity securities	0	0.0	0	0
Interest income	564	7.5	932	509
Total	7,962	105.6	5,022	5,335
Term Loans [Member]
Interest expense:
Interest expense	₨ 7,655	$ 101.5	₨ 5,469	₨ 5,094